Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 5,544	$ 19,508
Accounts receivable	66,746	82,399
Contract assets	19,193	10,673
Inventories	21,649	13,391
Prepaid expenses and deposits	4,245	3,736
Total current assets	117,377	129,707
Property, plant and equipment, net of accumulated depreciation $276,185 (2018 – $248,885)	587,729
Property, plant and equipment, net of accumulated depreciation $276,185 (2018 – $248,885)		528,157
Operating lease right-of-use assets	21,841
Other assets	7,142	10,876
Investments in affiliates and joint ventures	42,908	11,788
Deferred tax assets	15,655	9,272
Total assets	792,652	689,800
Current liabilities
Accounts payable	88,201	63,460
Accrued liabilities	17,560	19,157
Contract liabilities	23	4,032
Current portion of long-term debt	18,514	29,996
Current portion of finance lease obligations (current portion of capital lease obligations as at December 31, 2018)	29,206	32,250
Current portion of operating lease liabilities	3,799
Total current liabilities	157,303	148,895
Long-term debt	313,443	265,962
Finance lease obligations (capital lease obligations as at December 31, 2018)	47,072
Finance lease obligations (capital lease obligations as at December 31, 2018)		54,318
Operating lease liabilities	17,710
Other long-term obligations	24,504	25,623
Deferred tax liabilities	52,501	44,787
Total Liabilities	612,533	539,585
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2019 - 27,502,912 (December 31, 2018 – 27,088,816))	225,966	221,773
Treasury shares (December 31, 2019 - 1,725,467 (December 31, 2018 - 2,084,611))	(15,911)	(11,702)
Additional paid-in capital	49,919	53,567
Deficit	(79,855)	(113,917)
Shareholders' equity attributable to common shareholders	180,119	149,721
Noncontrolling interest	0	494
Total Shareholders' Equity	180,119	150,215
Total liabilities and shareholders' equity	792,652	689,800
Contingencies